Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 ILS (₪)	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) [Line Items]
Damages plaintiffs amount	$ 2,400
NIS [Member]
Commitments and Contingencies (Details) [Line Items]
Sought damages in amount (in New Shekels) | ₪		₪ 34,106
Customer Contracts [Member]
Commitments and Contingencies (Details) [Line Items]
Bank guarantees amount			$ 1,650
Restricted bank deposits			$ 477